Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Warrants Outstanding to Purchase Common Stock

At December 31, 2012, the Company had the following warrants outstanding to purchase common stock priced in Canadian dollars with a weighted average exercise price of $1.44 and a weighted average remaining life of 2.6 years:

Warrant Description (Warrants in thousands)	Common Shares Issuable Upon Exercise of Outstanding Warrants at December 31, 2012	Exercise Price in Canadian Dollars	Expiration Date
Investor Warrants (1)	13,337	$1.44	April 30, 2015
Investor Warrants (2)	4,698	$1.44	March 29, 2016
	18,035